[LOGO] FEDERATED INVESTORS

       Liberty Equity
       Income Fund, Inc.

       9th Semi-Annual Report
       September 30, 1995

       Established 1986

EQUITY

President's Message

Dear Fellow Shareholder:

I am pleased to present the 9th Semi-Annual Report for Liberty Equity Income Fund, Inc. which covers the six-month period from April 1, 1995, to September 30, 1995.

This report begins with an interview with the fund's portfolio manager, Christopher H. Wiles, Vice President, Federated Advisers. Following this interview, there are three items of shareholder interest: a complete listing of the fund's holdings, a series of graphs showing investment performance, and the fund's Financial Statements.

During the six-month reporting period covered by this report, fund assets increased by 46% to stand at $259.3 million on September 30, 1995. This impressive $82.6 million climb can be attributed to three factors: current shareholders adding to their holdings, new investor accounts, and a healthy 14% increase in the fund's share value.

Monthly dividends paid per share for the six-month reporting period totaled:$0.19 for Class A Shares, $0.14 for Class B as well as Class C Shares, and $0.18 for Fortress Shares.

The fund's holdings of above-average, good dividend-paying stocks consist of 60 issues across twelve industry sectors, and the fund has exposure outside the U.S. in five issues. The structure of the fund is to have 65% of its assets in common stocks and 35% in convertible securities. The average portfolio holding amounts to approximately 2% of the fund's total assets.

Consistent with an extremely favorable stock market environment, Liberty Equity Income Fund, Inc. recorded strong returns during the reporting period. Total returns based on net asset value were: 16.20% for Class A Shares, 15.77% for Class B Shares, 15.77% for Class C Shares, and 16.08% for Fortress Shares.* Total returns included the fund's share price increase plus dividends paid.

As you will read in the interview with Chris Wiles, a recent report by Morningstar, a leading mutual fund ranking organization, placed Liberty Equity Income Fund, Inc. among the highest in returns among equity funds and among the least risky during the most recent five-year period.

We trust you were pleased with the positive performance of Liberty Equity Income Fund, Inc. As always, we welcome your comments and suggestions.

Very sincerely yours,




Richard B. Fisher
President
November 15, 1995

*Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price) for Class A Shares, Class B Shares, Class C Shares, and Fortress Shares were 9.80%, 10.23%, 14.80%, and 13.92%, respectively

Investment Review

Christopher H. Wiles, CFA
Vice President
Federated Advisers

Q Can you comment on the stock market's extremely strong performance during the reporting period?

A The S&P 500* was up 18.26% during the six-month reporting period covered by this report. This performance can be attributed to the rapid decline in interest rates and relatively strong corporate earnings.


Q How did Liberty Equity Income Fund, Inc. perform for its shareholders in this environment?

A Liberty Equity Income Fund, Inc. was able to keep pace with the broader market. Total returns based on net asset value were: 16.20% for Class A
Shares, 15.77% for Class B Shares, 15.77% for Class C Shares, and 16.08% for Fortress Shares.** This performance is even more impressive when you consider that the fund has a current yield at least 50% greater than the S&P 500 and nearly 30% of its assets are in convertible securities.

*  This index is unmanaged.
** Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price) for Class A Shares, Class B Shares, Class C Shares, and Fortress Shares were 9.80%, 10.23%, 14.80%, and 13.92%, respectively.


Q Morningstar, a well-known independent mutual fund ranking organization, recently reported that Liberty Equity Income Fund, Inc. ranked among the least risky of all equity funds, while ranking among the highest in returns over the most recent five-year period. Can you comment?

A For the five-year period ended September 30, 1995, Liberty Equity Income Fund, Inc. ranked 55 out of 1059 equity funds when measured by
Morningstar's risk rating.* In addition, for the five-year period ended September 30, 1995, the fund ranked 361 out of 1059 equity funds when measured by Morningstar's total return rating.* Our goal is to continuously offer investors competitive performance at the lowest level of risk possible.

Q What strategy is the primary influence on the fund's record of strong returns at a lower than average level of risk?

A We focus on minimizing risk by not timing the market and by not making sector bets. While security selection is emphasized to enhance returns, we also use convertibles extensively for their attractive risk/reward characteristics.

Q  What is your sell discipline?

A Since we are sector neutral with the S&P 500, our rule is to sell securities only when we have a better replacement within the sector. Securities are not sold just because they are up or down a specific amount; they are sold when we have superior replacements.






* Morningstar Risk measures a fundOs downside volatility relative to other funds in its investment class. The average score for any class equals 1.00, so that a fund with a score of 0.75, for example, has been only 75% as volatile as the class average. To calculate this measure, Morningstar adds the amounts by which a fund's monthly returns trail those of the 90-day Treasury bill and divides that sum by the number of months in the rating period.

  This risk ranking does not include the effect of a sales charge. For the period ended September 30, 1995, the investment adviser waived fees. Otherwise total return would have been lower. For the three-year period ended September 30, 1995, Liberty Equity Income Fund, Inc. ranked 342 out of 1478 equity funds when measured by Morningstar's risk rating. In addition, for the three-year period ended September 30, 1995, the fund ranked 644 out of 1478 equity funds when measured by Morningstar's total return rating.

Q During the reporting period, what notable additions did you make to the portfolio?

A Over the last six months, we've made several additions to the fund. Some of our favorites include: H.J. Heinz (Common Stock), Boston Markets
(Convertible Bonds), IBM (Common Stock), Sandoz (Convertible Bonds),
Federated Department Stores (Convertible Bonds), and Conrail (Common Stock).

Q  As we approach the end of 1995, what is your outlook for the market?

A One of the benefits of managing money in a very disciplined style is that we don't have to try and forecast the market; we focus on bottom-up security selection. But, obviously, we have had a great run in equities and would not be surprised if we experienced some sort of pull back. If that is the case, we believe that the defensive characteristics of Liberty Equity Income Fund, Inc. will be rewarded.

Two Ways You May Seek to Invest for Success in
Liberty Equity Income Fund, Inc.

Initial Investment:

If you had made an initial investment of $9,000 in the Class A Shares of Liberty Equity Income Fund, Inc. on 12/30/86, reinvested dividends and capital gains, and didn't redeem any shares, your account would be worth $22,646 on 9/30/95. You would have earned an 11.12%* average annual total return for the nine-year investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 9/30/95, the Class A Shares' average annual one-year, five-year, and since inception (12/30/86) total returns were 14.19%, 16.04%, and 11.12%, respectively. Class B Shares' average annual one-year and since inception (9/28/94) total returns were 14.37% and 15.56%, respectively. Class C Shares' average annual one-year and since inception (5/4/93) total returns were 19.08% and 12.05%, respectively. Fortress Shares average annual one-year and since inception (11/13/93) total returns were 18.54% and 8.97%, respectively.**

GRAPHIC REPRESENTATION "A" OMITTED.  SEE APPENDIX.
* Total return represents the change in the value of an investment after rein-vesting all income and capital gains, and takes into account the 5.5% sales charge applicable to an initial investment in Class A Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

** The total return stated takes into account the 5.5% sales charge for Class A Shares, the 5.5% contingent deferred sales charge on Class B Shares, the 1% contingent deferred sales charge on Class C Shares and the 1% sales charge and 1% contingent deferred sales charge for Fortress Shares.

Liberty Equity Income Fund, Inc.

One Step at a Time:

$1,000 invested each year for nine years (reinvesting all dividends and capital gains) grew to $16,553.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Liberty Equity Income Fund, Inc. on 12/30/86, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $9,000, but your account would have reached a total value of $16,553* by 9/30/95. You would have earned an average annual total return of 12.58%.

A practical investment plan helps you pursue growth and income through common stocks and convertible securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. This investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time and compounding to work!

GRAPHIC REPRESENTATION "B" OMITTED.  SEE APPENDIX.

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

Liberty Equity Income Fund, Inc.
                                -
Hypothetical Investor Profile: Investing for Growth

Eliot and Helen Barnes are a fictitious couple who share with many other investors the goal of growth from good dividend-paying stocks.

Eliot is an engineer working for a major corporation. Helen teaches school. On December 30, 1986, the Barnes invested $10,000 from maturing CD's in Liberty Equity Income Fund, Inc.

As this chart shows, over nine years, their original $10,000 investment in the Class A Shares has grown to $25,162. This represents an 11.12%, minus any applicable sales charge and/or contingent deferred sales charge, average annual total return. For the Barnes, that means dependable performance from good dividend-paying stocks in 16 industry sectors that helps their money grow.

GRAPHIC REPRESENTATION "C" OMITTED.

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.


Liberty Equity Income Fund, Inc.
Portfolio of Investments
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--64.7%
------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES--1.1%
               ---------------------------------------------------------------------------------
       35,000  McGraw-Hill Cos., Inc.                                                             $    2,861,252
               ---------------------------------------------------------------------------------  --------------
               CONSUMER DURABLES--1.7%
               ---------------------------------------------------------------------------------
      140,000  Ford Motor Co.                                                                          4,357,500
               ---------------------------------------------------------------------------------  --------------
               CONSUMER NON-DURABLES--8.2%
               ---------------------------------------------------------------------------------
       70,000  Avon Products, Inc.                                                                     5,022,500
               ---------------------------------------------------------------------------------
       80,000  Campbell Soup Co.                                                                       4,020,000
               ---------------------------------------------------------------------------------
      100,000  Heinz (H.J.) Co.                                                                        4,575,000
               ---------------------------------------------------------------------------------
       90,000  Philip Morris Cos., Inc.                                                                7,515,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  21,132,500
               ---------------------------------------------------------------------------------  --------------
               CONSUMER SERVICES--1.9%
               ---------------------------------------------------------------------------------
       90,000  Gannett Co., Inc.                                                                       4,916,250
               ---------------------------------------------------------------------------------  --------------
               ELECTRONIC TECHNOLOGY--6.3%
               ---------------------------------------------------------------------------------
       60,000  International Business Machines Corp.                                                   5,662,500
               ---------------------------------------------------------------------------------
       80,000  Lockheed Martin Corp.                                                                   5,370,000
               ---------------------------------------------------------------------------------
       60,000  United Technologies Corp.                                                               5,302,500
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  16,335,000
               ---------------------------------------------------------------------------------  --------------
               ENERGY MINERALS--4.8%
               ---------------------------------------------------------------------------------
       65,000  Amoco Corp.                                                                             4,168,125
               ---------------------------------------------------------------------------------
       65,000  Exxon Corp.                                                                             4,696,250
               ---------------------------------------------------------------------------------
      200,000  YPF Sociedad Anonima, ADR                                                               3,600,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  12,464,375
               ---------------------------------------------------------------------------------  --------------
               FINANCE--7.5%
               ---------------------------------------------------------------------------------
       50,000  Chemical Banking Corp.                                                                  3,043,750
               ---------------------------------------------------------------------------------
       50,000  First Interstate Bancorp                                                                5,037,500
               ---------------------------------------------------------------------------------
       70,000  First Union Corp.                                                                       3,570,000
               ---------------------------------------------------------------------------------
      190,000  Great Western Financial Corp.                                                           4,512,500
               ---------------------------------------------------------------------------------



Liberty Equity Income Fund, Inc.

--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
       95,000  Meditrust, REIT                                                                    $    3,289,375
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  19,453,125
               ---------------------------------------------------------------------------------  --------------
               HEALTH TECHNOLOGY--6.9%
               ---------------------------------------------------------------------------------
       60,000  American Home Products Corp.                                                            5,092,500
               ---------------------------------------------------------------------------------
       80,000  Bristol-Myers Squibb Co.                                                                5,830,000
               ---------------------------------------------------------------------------------
       50,000  Johnson & Johnson                                                                       3,706,250
               ---------------------------------------------------------------------------------
       60,000  Merck & Co., Inc.                                                                       3,360,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  17,988,750
               ---------------------------------------------------------------------------------  --------------
               INDUSTRIAL SERVICES--1.3%
               ---------------------------------------------------------------------------------
      120,000  WMX Technologies, Inc.                                                                  3,420,000
               ---------------------------------------------------------------------------------  --------------
               NON-ENERGY MINERALS--0.8%
               ---------------------------------------------------------------------------------
       35,000  Phelps Dodge Corp.                                                                      2,191,875
               ---------------------------------------------------------------------------------  --------------
               PROCESS INDUSTRIES--3.8%
               ---------------------------------------------------------------------------------
       70,000  Du Pont (E.I.) de Nemours & Co.                                                         4,812,500
               ---------------------------------------------------------------------------------
       75,000  Eastman Chemical Co.                                                                    4,800,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   9,612,500
               ---------------------------------------------------------------------------------  --------------
               PRODUCER MANUFACTURING--3.5%
               ---------------------------------------------------------------------------------
      140,000  Dresser Industries, Inc.                                                                3,342,500
               ---------------------------------------------------------------------------------
       90,000  Johnson Controls, Inc.                                                                  5,692,500
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   9,035,000
               ---------------------------------------------------------------------------------  --------------
               RETAIL TRADE--4.1%
               ---------------------------------------------------------------------------------
      120,000  Penney (J.C.) Co., Inc.                                                                 5,955,000
               ---------------------------------------------------------------------------------
      130,000  Sears, Roebuck & Co.                                                                    4,793,750
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  10,748,750
               ---------------------------------------------------------------------------------  --------------
               TRANSPORTATION--1.2%
               ---------------------------------------------------------------------------------
       45,600  Consolidated Rail Corp.                                                                 3,135,000
               ---------------------------------------------------------------------------------  --------------
               UTILITIES--11.6%
               ---------------------------------------------------------------------------------
       70,000  AT&T Corp.                                                                              4,602,500
               ---------------------------------------------------------------------------------



Liberty Equity Income Fund, Inc.

--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               UTILITIES--CONTINUED
               ---------------------------------------------------------------------------------
       40,000  BellSouth Corp.                                                                    $    2,925,000
               ---------------------------------------------------------------------------------
      100,000  Enron Corp.                                                                             3,350,000
               ---------------------------------------------------------------------------------
       90,000  Enron Global Power & Pipelines, L.L.C.                                                  2,058,750
               ---------------------------------------------------------------------------------
      200,000  National Power Co. PLC, ADR                                                             2,900,000
               ---------------------------------------------------------------------------------
      110,000  NIPSCO Industries, Inc.                                                                 3,836,250
               ---------------------------------------------------------------------------------
      140,000  Peco Energy Co.                                                                         4,007,500
               ---------------------------------------------------------------------------------
       60,000  SBC Communications, Inc.                                                                3,300,000
               ---------------------------------------------------------------------------------
      100,000  Sonat, Inc.                                                                             3,200,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  30,180,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $144,904,483)                                    167,831,877
               ---------------------------------------------------------------------------------  --------------
CONVERTIBLE PREFERRED STOCKS--18.9%
------------------------------------------------------------------------------------------------
               CONSUMER DURABLES--2.0%
               ---------------------------------------------------------------------------------
      130,000  Kaufman & Broad Homes Corp., Conv. Pfd., Series B, $1.52                                1,706,250
               ---------------------------------------------------------------------------------
      110,000  Time Warner Financing, PERCS, Series HAS, $1.24                                         3,575,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   5,281,250
               ---------------------------------------------------------------------------------  --------------
               CONSUMER NON-DURABLES--2.9%
               ---------------------------------------------------------------------------------
    1,100,000  RJR Nabisco Holdings Corp., Conv. Pfd., Series C, $.60                                  7,425,000
               ---------------------------------------------------------------------------------  --------------
               CONSUMER SERVICES--1.4%
               ---------------------------------------------------------------------------------
      150,000  Times Mirror Co., Conv. Pfd., Series B, $1.37                                           3,618,750
               ---------------------------------------------------------------------------------  --------------
               ENERGY MINERALS--1.5%
               ---------------------------------------------------------------------------------
       75,000  Valero Energy Corp., Conv. Pfd., $3.13                                                  3,862,500
               ---------------------------------------------------------------------------------  --------------
               FINANCE--2.9%
               ---------------------------------------------------------------------------------
       85,000  Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12                                  4,653,750
               ---------------------------------------------------------------------------------
       60,000  Sunamerica, Inc., Conv. Pfd., Series D, $2.78                                           2,895,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   7,548,750
               ---------------------------------------------------------------------------------  --------------
               NON-ENERGY MINERALS--1.2%
               ---------------------------------------------------------------------------------
       60,000  Reynolds Metals Co., PRIDES, $3.30                                                      3,105,000
               ---------------------------------------------------------------------------------  --------------



Liberty Equity Income Fund, Inc.

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CONVERTIBLE PREFERRED STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               PRODUCER MANUFACTURING--3.8%
               ---------------------------------------------------------------------------------
       50,000  Case Corp., Conv. Pfd., Series A, $4.50                                            $    4,803,150
               ---------------------------------------------------------------------------------
      341,500  (a) Westinghouse Electric Corp., PEPS, Series C, $1.30                                  5,169,286
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   9,972,436
               ---------------------------------------------------------------------------------  --------------
               TECHNOLOGY SERVICES--2.3%
               ---------------------------------------------------------------------------------
       90,000  General Motors Corp., Conv. Pfd., Series C (GME), $3.25                                 5,838,750
               ---------------------------------------------------------------------------------  --------------
               UTILITIES--0.9%
               ---------------------------------------------------------------------------------
       50,000  (a) Cointel, Telefonica de Argentina SA, PRIDES, $5.04                                  2,437,500
               ---------------------------------------------------------------------------------  --------------
               TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST $46,428,799)                       49,089,936
               ---------------------------------------------------------------------------------  --------------
CONVERTIBLE BONDS--12.3%
------------------------------------------------------------------------------------------------
               CONSUMER SERVICES--0.8%
               ---------------------------------------------------------------------------------
$   9,000,000  Boston Chicken, Inc., Conv. LYON, .08% accrual, 6/1/2015                                2,283,750
               ---------------------------------------------------------------------------------  --------------
               ELECTRONIC TECHNOLOGY--4.0%
               ---------------------------------------------------------------------------------
    3,000,000  3Com Corp., Conv. Bond, 10.25%, 11/1/2001                                               4,685,490
               ---------------------------------------------------------------------------------
    5,500,000  VLSI Technology, Conv. Bond, 8.25%, 10/1/2005                                           5,651,250
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  10,336,740
               ---------------------------------------------------------------------------------  --------------
               ENERGY MINERALS--1.5%
               ---------------------------------------------------------------------------------
    1,300,000  Pennzoil Co., Conv. Deb., 6.50%, 1/15/2003                                              1,563,250
               ---------------------------------------------------------------------------------
    2,000,000  Pennzoil Co., Conv. Deb., 6.50%, 1/15/2003                                              2,432,500
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   3,995,750
               ---------------------------------------------------------------------------------  --------------
               FINANCE--1.8%
               ---------------------------------------------------------------------------------
    4,000,000  Equitable Cos., Inc., Conv. Sub. Deb., 6.125%, 12/15/2024                               4,568,800
               ---------------------------------------------------------------------------------  --------------
               HEALTH TECHNOLOGY--1.6%
               ---------------------------------------------------------------------------------
    5,000,000  (a) Sandoz Capital BVI Ltd., Conv. Bond, 2.00%, 10/6/2002                               4,058,500
               ---------------------------------------------------------------------------------  --------------
               PROCESS INDUSTRIES--1.6%
               ---------------------------------------------------------------------------------
    2,000,000  (a)Riverwood International Corp., Conv. Sub. Note, 6.75%, 9/15/2003                     2,712,500
               ---------------------------------------------------------------------------------



Liberty Equity Income Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CONVERTIBLE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               PROCESS INDUSTRIES--CONTINUED
               ---------------------------------------------------------------------------------
$   1,000,000  (a)Riverwood International Corp., Conv. Sub. Note, 6.75%, 9/15/2003                $    1,356,250
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   4,068,750
               ---------------------------------------------------------------------------------  --------------
               RETAIL TRADE--1.0%
               ---------------------------------------------------------------------------------
    2,500,000  Federated Department Stores, Inc., Conv. Bond, 5.00%, 10/1/2003                         2,571,950
               ---------------------------------------------------------------------------------  --------------
               TOTAL CONVERTIBLE BONDS (IDENTIFIED COST $28,867,736)                                  31,884,240
               ---------------------------------------------------------------------------------  --------------
(C) REPURCHASE AGREEMENT--1.9%
------------------------------------------------------------------------------------------------
    4,965,000  J.P. Morgan & Co., Inc., 6.48%, dated 9/29/1995, due 10/2/1995
               (AT AMORTIZED COST)                                                                     4,965,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (IDENTIFIED COST $225,166,018)(B)(D)                             $  253,771,053
               ---------------------------------------------------------------------------------  --------------


 (a) Restricted Securities--Investments in securities not registered under the Securities Act of 1933. At the end of the period, these amounted to 6.1% of net assets.

 (b) Includes Advanstar Trust Certificates which have been assigned a zero value and zero identified cost.

 (c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreements is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $225,166,018. The net unrealized appreciation of investments on a federal tax basis amounts to $28,605,035 which is comprised of $30,531,573 appreciation and $1,926,538 depreciation at September 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($259,267,253) at September 30, 1995.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
LYON--Liquid Yield Option Note
PEPS--Participating Equity Preferred Stock
PERCS--Preferred Equity Redemption Cumulative Stock
PLC--Public Limited Company
PRIDES--Preferred Redeemable Increased Dividend Equity Securities
REIT--Real Estate Investment Trust
SA--Support Agreement
STRYPES--Structured Yield Product Exchangeable for Stock

(See Notes which are an integral part of the Financial Statements)



Liberty Equity Income Fund, Inc.
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $225,166,018)                     $253,771,053
---------------------------------------------------------------------------------------------------
Cash                                                                                                   2,626,855
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        820,583
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        9,535,875
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                             1,351,536
---------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                     268,105,902
---------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
Payable for investments purchased                                                         $8,393,478
----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                  87,697
----------------------------------------------------------------------------------------
Income distribution payable                                                                 212,555
----------------------------------------------------------------------------------------
Accrued expenses                                                                            144,919
----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                  8,838,649
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS for 19,702,697 shares outstanding                                                         $259,267,253
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $227,559,163
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in
foreign currencies                                                                                    28,605,035
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                         2,207,132
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                      895,923
---------------------------------------------------------------------------------------------------  -----------
    Total Net Assets                                                                                 $259,267,253
---------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
Class A Shares:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($158,309,270 / 12,031,024 shares outstanding)                                  $13.16
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/94.50 of $13.16)*                                                           $13.93
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (100.00/100 of $13.16)**                                                    $13.16
---------------------------------------------------------------------------------------------------  -----------
Fortress Shares:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($42,739,993 / 3,248,086 shares outstanding)                                    $13.16
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/99.00 of $13.16)*                                                           $13.29
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $13.16)**                                                     $13.03
---------------------------------------------------------------------------------------------------  -----------
Class C Shares:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($36,906,436 / 2,804,609 shares outstanding)                                    $13.16
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/100.00 of $13.16)*                                                          $13.16
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $13.16)**                                                     $13.03
---------------------------------------------------------------------------------------------------  -----------
Class B Shares:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($21,311,554 / 1,618,978 shares outstanding)                                    $13.16
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/100.00 of $13.16)*                                                          $13.16
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $13.16)**                                                     $12.44
---------------------------------------------------------------------------------------------------  -----------


 *See "How to Purchase Shares" or "What Shares Cost" in the Prospectus.

**See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Liberty Equity Income Fund, Inc.
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended September 30, 1995 (unaudited)

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $31,170)                                                  $  3,557,179
----------------------------------------------------------------------------------------------------
Interest                                                                                                 1,035,329
----------------------------------------------------------------------------------------------------  ------------
    Total income                                                                                         4,592,508
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   633,915
---------------------------------------------------------------------------------------
Administrative personnel and services fees                                                   107,500
---------------------------------------------------------------------------------------
Custodian fees                                                                                18,278
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     131,114
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      6,405
---------------------------------------------------------------------------------------
Auditing fees                                                                                  9,333
---------------------------------------------------------------------------------------
Legal fees                                                                                     7,686
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     51,876
---------------------------------------------------------------------------------------
Distribution services fee--Fortress Shares                                                    47,959
---------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                    123,655
---------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                     47,566
---------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                     159,099
---------------------------------------------------------------------------------------
Shareholder services fee--Fortress Shares                                                     47,959
---------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                      41,218
---------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                      15,855
---------------------------------------------------------------------------------------
Share registration costs                                                                      41,724
---------------------------------------------------------------------------------------
Printing and postage                                                                          62,403
---------------------------------------------------------------------------------------
Insurance premiums                                                                             3,843
---------------------------------------------------------------------------------------
Taxes                                                                                          5,124
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  1,281
---------------------------------------------------------------------------------------  -----------
    Total expenses                                                                         1,563,793
---------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------
  Waiver of investment advisory fee                                          $ (237,680)
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Class A Shares                            (25,456)
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Fortress Shares                            (3,837)
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Class C Shares                             (3,297)
---------------------------------------------------------------------------  ----------
    Total waivers                                                                           (270,270)
---------------------------------------------------------------------------------------  -----------
         Net expenses                                                                                    1,293,523
----------------------------------------------------------------------------------------------------  ------------
             Net investment income                                                                       3,298,985
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                         9,168,178
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and liabilities in
foreign currencies                                                                                      18,954,709
----------------------------------------------------------------------------------------------------  ------------
    Net realized and unrealized gain on investments and foreign currency transactions                   28,122,887
----------------------------------------------------------------------------------------------------  ------------
         Change in net assets resulting from operations                                               $ 31,421,872
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


Liberty Equity Income Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED
                                                                             (UNAUDITED)            YEAR ENDED
                                                                         SEPTEMBER 30, 1995       MARCH 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------
Net investment income                                                      $     3,298,985       $      6,125,158
---------------------------------------------------------------------
Net realized gain (loss) on investments ($9,168,178 net gain and
$1,981,170 net loss, respectively, as computed
for federal tax purposes)                                                        9,168,178             (5,318,671)
---------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in
foreign currencies                                                              18,954,709             11,980,000
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from operations                             31,421,872             12,786,487
---------------------------------------------------------------------  -----------------------  ------------------
NET EQUALIZATION CREDITS (DEBITS)--                                                236,800                129,755
---------------------------------------------------------------------  -----------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------
Dividends from net investment income:
---------------------------------------------------------------------
  Class A Shares                                                                (1,998,123)            (4,061,012)
---------------------------------------------------------------------
  Fortress Shares                                                                 (551,858)            (1,195,855)
---------------------------------------------------------------------
  Class C Shares                                                                  (385,815)              (977,144)
---------------------------------------------------------------------
  Class B Shares                                                                  (159,645)               (48,850)
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from distributions to
     shareholders                                                               (3,095,441)            (6,282,861)
---------------------------------------------------------------------  -----------------------  ------------------
SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED TO NET INVESTMENT
INCOME)--
---------------------------------------------------------------------
Proceeds from sale of shares                                                    67,771,964             77,783,595
---------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                                2,038,211              3,807,006
---------------------------------------------------------------------
Cost of shares redeemed                                                        (18,936,187)           (38,700,929)
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from share transactions                     50,873,988             42,889,672
---------------------------------------------------------------------  -----------------------  ------------------
          Change in net assets                                                  79,437,219             49,523,053
---------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------
Beginning of period                                                            179,830,034            130,306,981
---------------------------------------------------------------------  -----------------------  ------------------
End of period (including undistributed net investment income of
$895,923 and $455,579, respectively)                                       $   259,267,253       $    179,830,034
---------------------------------------------------------------------  -----------------------  ------------------


(See Notes which are an integral part of the Financial Statements)

Liberty Equity Income Fund, Inc.
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              SIX MONTHS
                                 ENDED
                              (UNAUDITED)
                             SEPTEMBER 30,                               YEAR ENDED MARCH 31,
                                 1995           1995       1994       1993       1992       1991       1990       1989
NET ASSET VALUE,
BEGINNING OF PERIOD            $   11.50      $   11.06  $   10.91  $    9.67  $    8.59  $    8.77  $   10.84  $    9.22
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
  Net investment income             0.21           0.49       0.43       0.55       0.69       0.84       0.91       0.89
-------------------------
  Net realized and
  unrealized gain (loss)
  on investments                    1.64           0.40       0.15       1.22       1.08      (0.16)     (1.18)      1.59
-------------------------         ------      ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total from investment
  operations                        1.85           0.89       0.58       1.77       1.77       0.68      (0.27)      2.48
-------------------------
LESS DISTRIBUTIONS
-------------------------
  Distributions from net
  investment income                (0.19)         (0.45)     (0.43)     (0.53)     (0.69)     (0.86)     (0.87)     (0.86)
-------------------------
  Distributions in excess
  of net investment
  income                            0.00           0.00       0.00       0.00       0.00       0.00      (0.41 (c)      0.00
-------------------------
  Distributions from net
  realized gain on
  investment transactions           0.00           0.00       0.00       0.00       0.00       0.00      (0.52)      0.00
-------------------------         ------      ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total distributions              (0.19)         (0.45)     (0.43)     (0.53)     (0.69)     (0.86)     (1.80)     (0.86)
-------------------------         ------      ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
PERIOD                         $   13.16      $   11.50  $   11.06  $   10.91  $    9.67  $    8.59  $    8.77  $   10.84
-------------------------         ------      ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (d)                   16.20%          8.31%      5.29%     18.98%     21.19%      8.95%     (3.19%)     28.25%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
  Expenses                          1.00%*         1.00%      1.00%      0.99%      1.04%      1.05%      0.97%      0.77%
-------------------------
  Net investment income             3.32%*         4.01%      3.82%      5.45%      7.36%     10.25%      9.34%      9.02%
-------------------------
  Expense waiver/
  reimbursement (e)                 0.24%*         0.36%      0.89%      1.60%      1.46%      1.46%      1.43%      1.25%
-------------------------
SUPPLEMENTAL DATA
-------------------------
  Net assets, end of
  period (000 omitted)          $158,309       $108,683    $84,665    $30,616    $25,176    $22,589    $22,052    $11,306
-------------------------
  Portfolio turnover                  46%            91%        43%        79%       115%        31%        54%        49%
-------------------------

                             1988(b)      1987(a)
NET ASSET VALUE,
BEGINNING OF PERIOD         $   10.18    $   10.00
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
  Net investment income          0.72         0.23
-------------------------
  Net realized and
  unrealized gain (loss)
  on investments                (0.81)        0.18
-------------------------  -----------  -----------
  Total from investment
  operations                    (0.09)        0.41
-------------------------
LESS DISTRIBUTIONS
-------------------------
  Distributions from net
  investment income             (0.72)       (0.23)
-------------------------
  Distributions in excess
  of net investment
  income                         0.00         0.00
-------------------------
  Distributions from net
  realized gain on
  investment transactions       (0.15)        0.00
-------------------------  -----------  -----------
  Total distributions           (0.87)       (0.23)
-------------------------  -----------  -----------
NET ASSET VALUE, END OF
PERIOD                      $    9.22    $   10.18
-------------------------  -----------  -----------
TOTAL RETURN (d)                (0.54%)       3.63%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
  Expenses                       1.16%*       1.22%*
-------------------------
  Net investment income          8.32%*       6.93%*
-------------------------
  Expense waiver/
  reimbursement (e)              0.86%*       0.28%*
-------------------------
SUPPLEMENTAL DATA
-------------------------
  Net assets, end of
  period (000 omitted)
                               $8,895      $10,866
-------------------------
  Portfolio turnover               41%          24%
-------------------------


   * Computed on an annualized basis.
 (a) Reflects operations for the period from December 30, 1986 (date of initial public investment) to April 30, 1987.
 (b) For the period from May 1, 1987 to March 31, 1988. (Effective November 1, 1987, the Fund changed its fiscal year-end from April 30 to March 31.)
 (c) Distributions in excess of net investment was a result of certain books and tax timing differences. This distribution did not represent a return of capital for federal income tax purposes.
 (d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Liberty Equity Income Fund, Inc.
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       SIX MONTHS ENDED
                                                                          (UNAUDITED)            PERIOD ENDED
                                                                      SEPTEMBER 30, 1995       MARCH 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $   11.50               $   11.24
------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------
  Net investment income                                                         0.16                    0.19
------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                        1.64                    0.26
------------------------------------------------------------------           -------                 -------
  Total from investment operations                                              1.80                    0.45
------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------
  Distributions from net investment income                                     (0.14)                  (0.19)
------------------------------------------------------------------           -------                 -------
NET ASSET VALUE, END OF PERIOD                                             $   13.16               $   11.50
------------------------------------------------------------------           -------                 -------
TOTAL RETURN (b)                                                               15.77%                   4.14%
------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------
  Expenses                                                                      1.80%*                  1.80%*
------------------------------------------------------------------
  Net investment income                                                         2.55%*                  3.42%*
------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                              0.19%*                  0.47%*
------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                    $21,312                  $6,072
------------------------------------------------------------------
  Portfolio turnover                                                              46%                     91%
------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from September 27, 1994 (date of initial public offering) to March 31, 1995.

 (b) Based on net asset value, which does not reflect sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Liberty Equity Income Fund, Inc.
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         SIX MONTHS ENDED            YEAR ENDED
                                                                            (UNAUDITED)              MARCH 31,
                                                                        SEPTEMBER 30, 1995       1995       1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                         $   11.50         $   11.06   $   10.76
--------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------
  Net investment income                                                           0.16              0.37        0.34
--------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                          1.64              0.44        0.28
--------------------------------------------------------------------           -------         ---------  -----------
  Total from investment operations                                                1.80              0.81        0.62
--------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------
  Distributions from net investment income                                       (0.14)            (0.37)      (0.32)
--------------------------------------------------------------------           -------         ---------  -----------
NET ASSET VALUE, END OF PERIOD                                               $   13.16         $   11.50   $   11.06
--------------------------------------------------------------------           -------         ---------  -----------
TOTAL RETURN (b)                                                                 15.77%             7.52%       5.66%
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------
  Expenses                                                                        1.77%*            1.76%       1.79%*
--------------------------------------------------------------------
  Net investment income                                                           2.56%*            3.25%       2.99%*
--------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                0.22%*            0.36%       0.89%*
--------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                      $36,906           $30,189     $24,632
--------------------------------------------------------------------
  Portfolio turnover                                                                46%               91%         43%
--------------------------------------------------------------------


   * Computed on an annualized basis.

 (a) Reflects operations for the period from May 3, 1993 (date of initial public offering) to March 31, 1994.

 (b) Based on net asset value, which does not reflect sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Liberty Equity Income Fund, Inc.
Financial Highlights--Fortress Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         SIX MONTHS ENDED            YEAR ENDED
                                                                            (UNAUDITED)              MARCH 31,
                                                                        SEPTEMBER 30, 1995       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                         $   11.51         $   11.06   $   10.74
--------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------
  Net investment income                                                           0.19              0.42        0.17
--------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                          1.64              0.46       (0.68)
--------------------------------------------------------------------           -------         ---------  -----------
  Total from investment operations                                                1.83              0.88       (0.51)
--------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------
  Distributions from net investment income                                       (0.18)            (0.43)      (0.17)
--------------------------------------------------------------------           -------         ---------  -----------
NET ASSET VALUE, END OF PERIOD                                               $   13.16         $   11.51   $   11.06
--------------------------------------------------------------------           -------         ---------  -----------
TOTAL RETURN (b)                                                                 16.08%             8.05%      (4.43%)
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------
  Expenses                                                                        1.27%*            1.24%       1.29%*
--------------------------------------------------------------------
  Net investment income                                                           3.07%*            3.79%       3.71%*
--------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                0.22%*            0.36%       0.89%*
--------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                      $42,740           $34,886     $21,010
--------------------------------------------------------------------
  Portfolio turnover                                                                46%               91%         43%
--------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from November 12, 1993 (date of initial public offering) to March 31, 1994.

 (b) Based on net asset value, which does not reflect sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Liberty Equity Income Fund, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

1. ORGANIZATION

Liberty Equity Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Fortress Shares, Class C Shares and Class B Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.
     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. At March 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $3,623,545, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2000 ($1,642,375), and 2001 ($1,981,170).
     Additionally, net capital losses of $3,189,323 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at September 30, 1995 is as follows:

SECURITY                                                            ACQUISITION DATE      ACQUISITION COST
Cointel, Telefonica de Argentina SA, PRIDES                           4/11/95-6/21/95       $  2,397,870
Riverwood International Corp., Conv. Sub. Deb.                                9/17/93       $  2,000,000
Riverwood International Corp., Conv. Sub. Deb.                                3/15/94       $  1,110,000
Sandoz Capital BVI Ltd., Conv. Bond                                           9/28/95       $  4,058,500
Westinghouse Electric Corp., Series C                                 3/22/94-8/23/95       $  4,887,063


OTHER--Investment transactions are accounted for on the trade date.

Liberty Equity Income Fund, Inc.

--------------------------------------------------------------------------------

3. CAPITAL STOCK

At September 30, 1995, par value shares ($0.001 per share) authorized were as follows:

                                     NO. OF PAR VALUE
         CLASS NAME              CAPITAL STOCK AUTHORIZED
Class A                                   500,000,000
Fortress                                  500,000,000
Class C                                   500,000,000
Class B                                   500,000,000
                                    -----------------
Total shares authorized                 2,000,000,000
                                    -----------------


Transactions in capital stock were as follows:

                                                              SIX MONTHS ENDED               YEAR ENDED
                                                             SEPTEMBER 30, 1995            MARCH 31, 1995
CLASS A SHARES                                             SHARES        AMOUNT        SHARES         AMOUNT

Shares sold                                               3,388,066  $   42,145,061    3,771,742  $   41,785,909
-------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                           107,357       1,331,931      236,025       2,605,506
-------------------------------------------------------
Shares redeemed                                            (911,024)    (11,157,651)  (2,214,569)    (24,461,004)
-------------------------------------------------------  ----------  --------------  -----------  --------------
  Net change resulting from Class A
  share transactions                                      2,584,399  $   32,319,341    1,793,198  $   19,930,411
-------------------------------------------------------  ----------  --------------  -----------  --------------

                                                                 SIX MONTHS ENDED             YEAR ENDED
                                                                SEPTEMBER 30, 1995          MARCH 31, 1995
FORTRESS SHARES                                               SHARES       AMOUNT        SHARES       AMOUNT
Shares sold                                                    422,015  $   5,239,124   1,647,385  $  18,354,458
-----------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                               31,112        387,774      66,290        732,706
-----------------------------------------------------------
Shares redeemed                                               (237,268)    (2,913,600)   (581,721)    (6,411,353)
-----------------------------------------------------------  ---------  -------------  ----------  -------------
  Net change resulting from Fortress
  share transactions                                           215,859  $   2,713,298   1,131,954  $  12,675,811
-----------------------------------------------------------  ---------  -------------  ----------  -------------



Liberty Equity Income Fund, Inc.

--------------------------------------------------------------------------------

                                                                 SIX MONTHS ENDED             YEAR ENDED
                                                                SEPTEMBER 30, 1995          MARCH 31, 1995
CLASS C SHARES                                                SHARES       AMOUNT        SHARES       AMOUNT
Shares sold                                                    485,368  $   6,050,941   1,047,591  $  11,663,392
-----------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                               14,482        179,690      38,565        426,333
-----------------------------------------------------------
Shares redeemed                                               (319,302)    (3,940,378)   (689,528)    (7,619,912)
-----------------------------------------------------------  ---------  -------------  ----------  -------------
  Net change resulting from Class C
  share transactions                                           180,548  $   2,290,253     396,628  $   4,469,813
-----------------------------------------------------------  ---------  -------------  ----------  -------------

                                                               SIX MONTHS ENDED             PERIOD ENDED
                                                              SEPTEMBER 30, 1995          MARCH 31, 1995(A)
CLASS B SHARES                                               SHARES       AMOUNT        SHARES       AMOUNT
Shares sold                                                 1,153,980  $  14,336,838     542,872  $   5,979,836
---------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                              11,064        138,816       3,850         42,461
---------------------------------------------------------
Shares redeemed                                               (73,859)      (924,558)    (18,929)      (208,660)
---------------------------------------------------------  ----------  -------------  ----------  -------------
  Net change resulting from Class B
  share transactions                                        1,091,185  $  13,551,096     527,793  $   5,813,637
---------------------------------------------------------  ----------  -------------  ----------  -------------
     Net change resulting from
     share transactions                                     4,071,991  $  50,873,988   3,849,573  $  42,889,672
---------------------------------------------------------  ----------  -------------  ----------  -------------


(a) For the period September 27, 1994 (date of initial public offering) to March 31, 1995.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .60 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/ or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


Liberty Equity Income Fund, Inc.

--------------------------------------------------------------------------------

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Fortress Shares, Class C Shares and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

                           % OF AVG. DAILY
   SHARE CLASS NAME      NET ASSETS OF CLASS
        Fortress               0.25 of 1%
         Class C               0.75 of 1%
         Class B               0.75 of 1%


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntarily waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1995, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  145,362,746
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $   93,881,672
--------------------------------------------------------------------------------------------------  --------------



Directors                              Officers

--------------------------------------------------------------------------------

John F. Donahue                        John F. Donahue
John T. Conroy, Jr.                      Chairman
William J. Copeland                    Richard B. Fisher
J. Christopher Donahue                   President
James E. Dowd                          J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.                Edward C. Gonzales
Peter E. Madden                          Executive Vice President
Gregor F. Meyer                        John W. McGonigle
John E. Murray, Jr.                      Executive Vice President and Secretary
Wesley W. Posvar                       David M. Taylor
Marjorie P. Smuts                        Treasurer
                                       Charles H. Field
                                         Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[LOGO] FEDERATED FUNDS
       Where Experts Invest


Federated Securities Corp. is the distributor of the fund.

A Subsidiary of Federated Investors
Pittsburgh, PA 15222-3779

530461102
530461409
530461201
530461300


LIBERTY EQUITY INCOME FUND, INC. APPENDIX

A. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $9,000 in Liberty Equity Income Fund, Inc. - Class A Shares on December 30, 1986, would have grown to $22,646 by September 30, 1995. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1986 to 1995, and the right margin reflects a total investment range from $0 to $25,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

B. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that $1,000 invested each year for 9 years in Liberty Equity Income Fund, Inc. - Class A Shares beginning on December 30, 1986, would have grown to $16.553 by September 30, 1995. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1986 to 1995, and the right margin reflects a total investment range from $0 to $18,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

C. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $10,000 invested in Liberty Equity Income Fund, Inc. - Class A Shares on December 30, 1986, would have grown to $25,162 by September 30, 1995. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1986 to 1995, and the right margin reflects a total investment range from $0 to $27,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested